Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug. 31, 2012
PowerShares Fundamental Pure Small Value Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Small Value Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares Fundamental Pure Small Value Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares Fundamental Pure Small Value Portfolio (the "Fund) seeks investment results that generally correspond (before fees and expenses)
to the price and yield of the RAFI® Fundamental Small Value Index (the
		"Underlying Index").
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the
		example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the fiscal year ended April 30, 2012, the
Fund's portfolio turnover rate was 109% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of
		the Fund's in-kind creations and redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	109.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in
the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy
		and sell Shares of the Fund.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. The Underlying Index is comprised of common stocks of "small value" U.S. companies (including real estate investment trusts ("REITs")) that Research Affiliates, LLC ("RA" or the "Index Provider")
classifies based on its Fundamental Index® methodology. Strictly in accordance with its guidelines and mandated procedures, the Index Provider identifies the common stocks for inclusion in the Underlying Index from a universe of the 2,500 largest U.S. companies based on fundamental weight. The use of the word
"Fundamental" in the Fund's name reflects the fact that, in identifying the common stocks, the Index Provider uses fundamental measures of company size, rather than market capitalization (company share price multiplied by number of shares outstanding). The Index Provider uses the following fundamental measures to include common stocks in the Underlying Index: book value, income, sales and dividends. It then calculates a composite fundamental weight is calculated for each common stock by equally weighting the above four fundamental measures. The Index Provider then ranks each common stock by its fundamental weight and, based on this ranking, divides the common stocks into three size groups: "large," "mid" and "small." The common stocks it ranks in the top 70% of the eligible universe by fundamental weight comprise the "large" size group, the next 20% comprise the "mid" size group, and the final 10% comprise the "small" size group. The Index Provider further divides the "small" size group into "growth," "core" or "value" subsets based on the Fundamental Index® methodology style score, which uses a combination of fundamental growth rates and fundamental valuation ratios. The Underlying Index is composed only of those common stocks that the Index Provider classifies as both
"small" and "value." The Fund generally will invest at least 80% of its total assets in common stocks of "fundamentally small" companies. The Fund considers "fundamentally small" companies to be those companies that comprise the Underlying Index.

The use of the word "Pure" in the Fund's name reflects that, in selecting securities for the Underlying Index, the Index Provider includes only those securities that it has classified as "value." Although "value" funds also could include some stocks that, based on their classification, would be considered
"growth" or "core," the Underlying Index contains only those stocks that the
Index Provider classifies as pure "value" stocks. The Fund generally will invest in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate
		its investments in securities of issuers in any one industry or sector.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

Value Risk. "Value" securities are subject to the risk that the valuations never improve or that the returns on "value" securities are less than returns on other styles of investing or the overall stock market. Thus, the value of the Fund's investments will vary and at times may be lower or higher than that of other types of investments.

"Fundamentally Small" Company Risk. Investing in common stocks of "fundamentally small" companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' common stocks may be more volatile and less liquid than those of more established companies.
These common stocks may have returns that vary, sometimes significantly, from the overall stock market. Often "fundamentally small" companies and the industries in which they focus are still evolving and, as a result, may be more sensitive to changing market conditions.

REIT Risk. Although the Fund will not invest in real estate directly, the REITs in which the Fund may invest are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the
Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying
Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations.
You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
		Fund. The Fund may not achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated
		performance information is available online at www.InvescoPowerShares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date total return for the six months ended June 30, 2012 was 8.91%. Best Quarter Worst Quarter 17.58% (4th Quarter 2011) (26.75)% (4th Quarter 2008)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after
		taxes on distributions.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2011
PowerShares Fundamental Pure Small Value Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Small Value Portfolio | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 03, 2005
PowerShares Fundamental Pure Small Value Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Small Value Portfolio | RAFI® Fundamental Small Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	RAFI® Fundamental Small Value Index (reflects no deduction for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception
PowerShares Fundamental Pure Small Value Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Small Value Portfolio | S&P Small Cap 600 Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Small Cap 600 Value Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(1.37%)
5 Years	rr_AverageAnnualReturnYear05	0.12%
Since Inception	rr_AverageAnnualReturnSinceInception	3.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 03, 2005
PowerShares Fundamental Pure Small Value Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Small Value Portfolio | Russell 2000® Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(5.50%)
5 Years	rr_AverageAnnualReturnYear05	(1.87%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 03, 2005
PowerShares Fundamental Pure Small Value Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Small Value Portfolio | Dynamic Small Cap Value IntellidexSM Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dynamic Small Cap Value IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	(1.68%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 03, 2005
PowerShares Fundamental Pure Small Value Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Small Value Portfolio | Blended-RAFI® Fundamental Small Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended-RAFI® Fundamental Small Value Index (reflects no deduction for fees, expenses or taxes)	[2]
1 Year	rr_AverageAnnualReturnYear01	(0.86%)
5 Years	rr_AverageAnnualReturnYear05	(1.86%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 03, 2005
PowerShares Fundamental Pure Small Value Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Small Value Portfolio | PowerShares Fundamental Pure Small Value Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.29%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%	[3]
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	0.39%	[3],[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	40
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	173
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	318
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	741
Annual Return 2006	rr_AnnualReturn2006	17.43%
Annual Return 2007	rr_AnnualReturn2007	(8.45%)
Annual Return 2008	rr_AnnualReturn2008	(32.06%)
Annual Return 2009	rr_AnnualReturn2009	20.44%
Annual Return 2010	rr_AnnualReturn2010	18.78%
Annual Return 2011	rr_AnnualReturn2011	(1.42%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.91%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.75%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.42%)
5 Years	rr_AverageAnnualReturnYear05	(2.59%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 03, 2005
PowerShares Fundamental Pure Small Value Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Small Value Portfolio | PowerShares Fundamental Pure Small Value Portfolio | After Taxes on Distributions

Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(1.78%)
5 Years	rr_AverageAnnualReturnYear05	(3.09%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 03, 2005
PowerShares Fundamental Pure Small Value Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Small Value Portfolio | PowerShares Fundamental Pure Small Value Portfolio | After Taxes on Distributions and Sales

Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(0.93%)
5 Years	rr_AverageAnnualReturnYear05	(2.46%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 03, 2005

[1]	Prior to June 16, 2011, the Fund sought to replicate, before fees and expenses, the performance of an index called the "Dynamic Small Cap Value IntellidexSM Index." "1 Year," "5 Years" and "Since Inception" performance for the RAFI® Fundamental Small Value Index is not available because the Index did not commence calculation and publication until April 15, 2011.
[2]	The data shown as "Blended-RAFI® Fundamental Small Value Index" is comprised of the performance of the Dynamic Small Cap Value IntellidexSM Index from Fund inception through the conversion date, June 16, 2011, followed by the performance of the RAFI® Fundamental Small Value Index starting at the conversion date and through December 31, 2011.
[3]	Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees.
[4]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.